DUE TO THIRD PARTIES (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026
Isdera HK Limited [Member]
DUE TO THIRD PARTIES (Details) [Line Items]
Balance due of third parties	$ 450,072	$ 0
Xinghui Automotive Technology (Hainan) Co Ltd [Member]
DUE TO THIRD PARTIES (Details) [Line Items]
Balance due of third parties	$ 44,308	$ 0